Income Taxes (Schedule of Deferred Tax Assets and Liabilities Recognized) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax (liability) asset		$ (120,728)	$ (92,703)
Changes recorded on the statement of profit and loss		(22,231)	(14,149)
Changes recorded in other comprehensive income		(1,990)	3,205
Change as a result of business combinations		(517)	(18,468)
Translation differences		485	1,387
Balance of deferred tax (liability) asset		(144,981)	(120,728)
Property plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax (liability) asset		(157,499)	(132,718)
Changes recorded on the statement of profit and loss		(33,677)	(9,626)
Changes recorded in other comprehensive income		0	0
Change as a result of business combinations		12,067	(18,468)
Translation differences		3,189	3,313
Balance of deferred tax (liability) asset		(175,920)	(157,499)
Carryforward of losses and deductions for tax purposes [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax (liability) asset		120,778	116,088
Changes recorded on the statement of profit and loss		30,570	6,054
Changes recorded in other comprehensive income		0	0
Change as a result of business combinations		0	0
Translation differences		82	(1,364)
Balance of deferred tax (liability) asset		151,430	120,778
Financial Instruments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax (liability) asset		(1,350)	(1,735)
Changes recorded on the statement of profit and loss		175	24
Changes recorded in other comprehensive income		973	354
Change as a result of business combinations		194	0
Translation differences		(3)	7
Balance of deferred tax (liability) asset		(11)	(1,350)
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax (liability) asset	[1]	(82,657)	(74,338)
Changes recorded on the statement of profit and loss	[1]	(19,299)	(10,601)
Changes recorded in other comprehensive income	[1]	(2,963)	2,851
Change as a result of business combinations	[1]	(12,778)	0
Translation differences	[1]	(2,783)	(569)
Balance of deferred tax (liability) asset	[1]	$ (120,480)	$ (82,657)

[1]	This amount includes deferred tax arising from intangibles, undistributed profits, non-monetary items, associated companies and trade receivables distribution.